Preferred Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Preferred Equity
Note 7. Preferred Equity
Issuance of Series B Preferred Stock of Our Company
On May 1, 2023, we issued $150 million Preferred Shares of our Series B Convertible Preferred Stock pursuant to the Series B Purchase Agreement with Extra Space Storage LP (the “Investor”), a subsidiary of Extra Space Storage Inc. (NYSE: EXR). We paid the Investor an investment fee equal to 0.50% of the aggregate Purchase Price (as defined below) at the closing.
The Series B Purchase Agreement provides that the purchase price for the Preferred Shares shall be equal to $1,000 per share (the “Purchase Price”). The terms of the Series B Convertible Preferred Stock, including the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, and terms and conditions of redemption, are set forth in the articles supplementary for the Series B Convertible Preferred Stock (the “Series B Articles Supplementary”), which are described in more detail below.

In connection with the issuance of the Series B Convertible Preferred Stock, and in certain other limited circumstances, we permitted the Investor, or any entity that beneficially owns or constructively owns shares of our stock as a result of the Investor’s ownership of Series B Convertible Preferred Stock, to beneficially own and constructively own the Series B Convertible Preferred Stock issued to the Investor pursuant to the Series B Purchase Agreement and any Class A Common Stock issued upon conversion of the Series B Convertible Preferred Stock.
We primarily used the net proceeds from the issuance of the Preferred Shares to repay the SmartStop Delayed Draw Mezzanine Loan, to redeem the Series A Preferred Units of our Operating Partnership, and to finance the acquisitions of the Vancouver Property and Ontario Portfolio.
Articles Supplementary
On May 1, 2023, in connection with the issuance of the Series B Convertible Preferred Stock, we filed the Series B Articles Supplementary with the State Department of Assessments and Taxation of Maryland, to classify and designate 150,000 authorized but unissued shares of preferred stock as the “Series B Convertible Preferred Stock.” The Series B Articles Supplementary sets forth the key terms of the Series B Convertible Preferred Stock which are summarized below.
As set forth in the Series B Articles Supplementary, the Series B Convertible Preferred Stock ranks senior to all other classes of our capital stock, including the Class A common stock (“Class A Common Stock”), Class P common stock, Class T common stock, Class W common stock, Class Y common stock and Class Z common stock (collectively, the “Common Stock”), with respect to rights to receive dividends and to participate in distributions or payments upon any voluntary or involuntary liquidation, dissolution or winding up. Dividends payable on each share of Series B Convertible Preferred Stock will initially be equal to a rate of 8.35% per annum. If the Series B Convertible Preferred Stock has not been redeemed on or prior to the fifth anniversary of the issuance of the Preferred Shares pursuant to the Series B Purchase Agreement, the dividend rate will increase an additional 0.75% per annum each year thereafter to a maximum of 11.0% per annum until the tenth anniversary of the issuance of the Preferred Shares pursuant to the Series B Purchase Agreement, at which time the dividend rate shall increase 0.75% per annum each year thereafter until the Series B Convertible Preferred Stock is redeemed or repurchased in full.
Upon any voluntary or involuntary liquidation, dissolution or winding up, the holders of Series B Convertible Preferred Stock will be entitled to receive a payment equal to the greater of (i) the aggregate Purchase Price of all outstanding Preferred Shares (the “Series B Preferred Stock Liquidation Amount”), plus an amount equal to any accrued and unpaid dividends and other distributions (whether or not accumulated or authorized and declared) to the date of payment and (ii) the amount that that would have been payable had the Preferred Shares been converted into Common Stock pursuant to the terms of the Series B Articles Supplementary immediately prior to such liquidation.
Subject to certain additional redemption rights, as described herein, we have the right to redeem the Series B Convertible Preferred Stock for cash at any time following the third anniversary of the issuance of the Preferred Shares pursuant to the Series B Purchase Agreement. The amount of such redemption will be equal to the aggregate Purchase Price of all outstanding Preferred Shares, plus applicable redemption premium as set forth in the Series B Articles Supplementary (together, the “Redemption Price”) and an amount equal to any accrued and unpaid dividends and distributions on the Series B Convertible Preferred Stock (whether or not accumulated or authorized and declared) up to the redemption date. Upon the listing of Common Stock on a national securities exchange (the “Listing”), we have the right to redeem any or all outstanding Series B Convertible Preferred Stock at an amount equal to the greater of (i) the amount that the holders of such Preferred Shares would have received had such Preferred Shares been converted into Common Stock pursuant to the terms of the Series B Articles Supplementary immediately prior to the initial Listing, and then all of such Preferred Shares had been sold in the initial Listing, up to the Conversion Value Limitation (as described herein), or (ii) the Redemption Price, in each case, plus an amount equal to any accrued and unpaid dividends and distributions on the Series B Convertible Preferred Stock (whether or not accumulated or authorized and declared) up to the date of initial Listing. The Conversion Value Limitation is an amount per share determined using an as-converted
value limitation equal to a premium of $40 million if any or all 150,000 shares of Series B Convertible Preferred Stock are issued and outstanding. Upon a change of control event, we have the right to redeem any or all outstanding Series B Convertible Preferred Stock at an amount equal to the greater of (i) the amount that the holders of such Preferred Shares would have received had the Preferred Shares been converted into Common Stock pursuant to the terms of the Series B Articles Supplementary immediately prior to such change of control, up to the Conversion Value Limitation or (ii) the Redemption Price, in each case, plus an amount equal to any accrued and unpaid dividends and distributions up to the redemption date. In addition, subject to certain cure provisions, if we fail to maintain our status as a real estate investment trust, the holders of Series B Convertible Preferred Stock have the right to require us to repurchase the Series B Convertible Preferred Stock at an amount equal to the Redemption Price plus an amount equal to any accrued and unpaid dividends and distributions on the Series B Convertible Preferred Stock (whether or not accumulated or authorized and declared) up to the redemption date.
At any time after the earlier to occur of (i) the third anniversary of the issuance of the Preferred Shares is issued pursuant to the Series B Purchase Agreement or (ii) 180 days after an initial Listing, the holders of Series B Convertible Preferred Stock have the right to convert any or all of the Series B Convertible Preferred Stock held by such holders into Class A Common Stock at a rate per share equal to the quotient obtained by dividing the Series B Convertible Preferred Stock Liquidation Amount, plus an amount equal to any accrued and unpaid dividends or other distributions (whether or not accumulated or authorized and declared), by the conversion price. The conversion price is initially $11.00, and may be adjusted in connection with stock splits, stock dividends and other similar transactions. In no event will the value of the Class A Common Stock issued by us upon conversion of the Series B Convertible Preferred Stock into Class A Common Stock exceed the Conversion Value Limitation.
The holders of Series B Convertible Preferred Stock are not entitled to vote on any matter submitted to a vote of our stockholders, except that in the event that the dividend for the Series B Convertible Preferred Stock has not been paid for at least four quarterly dividend periods (whether or not consecutive), the holders of Series B Convertible Preferred Stock have the right to vote together with the holders of Common Stock as a single class on any matter submitted to a vote of our stockholders. The number of votes applicable to a share of Series B Convertible Preferred Stock will be equal to the number of shares of Class A Common Stock into which a share of Series B Convertible Preferred Stock could have been converted as of the record date set for purposes of such stockholder vote. This foregoing limited voting right shall cease when all past dividend periods have been paid in full. In addition, the affirmative vote of the holders of a majority of the outstanding shares of Series B Convertible Preferred Stock is required in certain customary circumstances, as well as other circumstances, such as (i) our real estate portfolio exceeding a leverage ratio of 60%
loan-to-value,
(ii) entering into certain transactions with our Chief Executive Officer as of the date of the Purchase Agreement, or any entities in which such person has a controlling interest (excluding certain self-storage real estate programs sponsored by our sponsor or us), (iii) effecting a merger (or similar) transaction with an entity whose assets are not at least 80% self storage related, (iv) entering into any line of business other than self storage and ancillary businesses, unless such ancillary business represents revenues of less than 10% of the our revenues for our last fiscal year and

(v) permitting any individual other than H. Michael Schwartz to (A) serve as our Chairman or any similar role or (B) otherwise perform any of the duties typically performed by Mr. Schwartz in his capacity as Chairman as of the date of the Series B Purchase Agreement.
Investor’s Right Agreement
On May 1, 2023, concurrent with our entry into the Series B Purchase Agreement, we and the Investor entered into an investors’ rights agreement (the “Investors’ Rights Agreement”). Pursuant to the Investors’ Rights Agreement, the Investor has the right to request us to register for resale under the Securities Act, shares of the Class A Common Stock issued to the Investor upon conversion of the Preferred Shares acquired pursuant to the Series B Purchase Agreement, subject to certain limitations. After the first anniversary of the issuance of the Preferred Shares, the Investor may request up to four demand registrations for an amount of shares equal to at least $15 million each. The Company is required to use our reasonable best efforts to (i) file a registration statement on Form
S-3
within 30 days of such request (or a registration statement on Form
S-11
or such other appropriate form within 60 days of such request) and (ii) cause such registration statement to become effective as promptly as practicable thereafter. The Investors’ Rights Agreement also grants the Investor certain “piggyback” registration rights.
Amendment to Our Operating Partnership Agreement for Series B Convertible Preferred Units
On May 1, 2023, concurrent with our entry into the Series B Purchase Agreement, we and the Operating Partnership entered into Amendment No. 2 to the Operating Partnership Agreement, to create Series B Convertible Preferred Units having economic terms and designations, powers, preferences, rights and restrictions that are substantially similar to the Series B Preferred Stock and are summarized below:
Distribution Rate
: Outstanding Series B Convertible Preferred Units will receive current distributions at a rate of 8.35% per annum on the liquidation amount of such Series B Convertible Preferred Units, payable monthly and calculated on an actual/360 basis. If any Series B Convertible Preferred Units have not been redeemed on or prior to the fifth anniversary of the issuance of such Series B Convertible Preferred Units, the distribution rate will increase an additional 0.75% per annum each year thereafter to a maximum of 11.0% per annum until the tenth anniversary of the issuance of such Series B Convertible Preferred Units, at which time the distribution rate shall increase 0.75% per annum each year thereafter until the Series B Convertible Preferred Units are redeemed or repurchased in full.
Liquidation Rights
: Upon any voluntary or involuntary liquidation, dissolution or winding up of the Operating Partnership, the holders of Series B Convertible Preferred Units will be entitled to receive a payment equal to the greater of (i) the liquidation amount of such Series B Convertible Preferred Units, plus an amount equal to any accrued and unpaid distributions (whether or not accumulated or authorized and declared) to the date of payment and (ii) the amount that that would have been payable had such Series B Convertible Preferred Units been converted into common units of our Operating Partnership immediately prior to such liquidation.
Redemptions; Repurchases
: In connection with any redemption of shares of Series B Convertible Preferred Stock, our Operating Partnership shall redeem, on the date of such redemption, an equal number Series B Convertible Preferred Units in exchange for an amount of cash equal to the amount of cash, if any, paid to redeem the shares of Series B Convertible Preferred Stock.

Conversion Rights
: In the event that any share of Series B Convertible Preferred Stock is converted into shares of any class of our common stock, our Operating Partnership shall convert, on the date of such conversion, an equal number of Series B Convertible Preferred Units into common units of our Operating Partnership at the same conversion rate at which such shares of Series B Convertible Preferred Stock are convertible into such class of common stock.
As of June 30, 2026, there were 150,000 Preferred Shares outstanding with an aggregate liquidation preference of approximately $153.1 million, which consists of $150.0 million from the initial closing and approximately $3.1 million of accumulated and unpaid distributions.
Issuance of Series D Cumulative Redeemable Preferred Partnership Units
On September 4, 2025, the Preferred Investor, an affiliate of SmartStop, agreed to purchase up to 1,400,000 Series D Preferred Units in consideration for up to $35 million at a price of $25 per unit pursuant to the Series D Preferred Unit Purchase Agreement. As of December 31, 2025, our Operating Partnership has issued all 1.4 million Series D Preferred Units to the Preferred Investor in exchange for $35.0 million pursuant to the Series D Preferred Unit Purchase Agreement. In connection with the Series D Preferred Units, we paid the Preferred Investor an investment fee equal to $350,000.
The terms of the Series D Preferred Units include certain rights, preferences, powers, privileges and restrictions, qualifications and limitations as are set forth in Amendment No. 5 to the Second Amended and Restated Limited Partnership Agreement of our Operating Partnership (“Amendment No. 5 to the LPA”), including the following characteristics:

(1)
Rank: (a) senior to all common units, and to all equity securities issued by our Operating Partnership the terms of which provide that such equity securities shall rank junior to such Series D Preferred Units; (b) on a parity with all equity securities issued by our Operating Partnership other than those referred to in clauses (a) and (c); and (c) junior to all equity securities issued by our Operating Partnership the terms of which provide that such equity securities shall rank senior to the Series D Preferred Units, including the Series B Convertible Preferred Units. The term “equity securities” shall not include convertible debt securities.

(2)
Distribution Rate: Series D Preferred Units receive current distributions at a rate of 6.0% per annum on the liquidation amount until the second anniversary of the date of issuance, 7.0% per annum commencing thereafter until the third anniversary of the date of issuance, 8.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 9.0% per annum thereafter, payable monthly and calculated on an actual/360 basis.

(3)
Liquidation Rights: Upon any voluntary or involuntary liquidation, dissolution or winding up of our Operating Partnership, the holders of Series D Preferred Units are entitled to receive a payment equal to $25.00 (the “Liquidation Amount”), plus an amount equal to any accrued and unpaid distributions (whether or not accumulated or authorized and declared) to the date of payment, subject to appropriate adjustment as set forth in Amendment No. 5 to the LPA.

(4)
Redemption Rights: Our Operating Partnership has the right to redeem the Series D Preferred Units in whole or in part at any time or from time to time following the second anniversary of the initial issuance of the Series D Preferred Units at a redemption price equal to the Liquidation Amount, plus an amount equal to accrued but unpaid cash distributions thereon to the date of redemption. In addition, following an Optional Repurchase Event (as defined in Amendment No. 5 to the LPA) and for a period of 90 days thereafter, holders of Series D Preferred Units may request a repurchase of Series D Preferred Units at a repurchase price equal to the Liquidation Amount, plus an amount equal to accrued but unpaid cash distributions thereon, to the date of repurchase.
As of June 30, 2026, there were 1.4 million Series D Preferred Units outstanding with an aggregate liquidation preference of approximately $36.2 million, which consists of $35.0 million from the initial closing and approximately $1.2 million of accumulated and unpaid distributions.
Series E Preferred Offering
On September 30, 2025, we commenced the Series E Preferred Offering of up to $75.0 million (expandable up to $100.0 million in the sole discretion of our board) in shares of our Series E Preferred Stock, $0.001 par value per share, at an offering price of $10.00 per share, pursuant to the Confidential Private Placement Memorandum dated September 30, 2025 (the “Memorandum”).
On July 20, 2026, our board of directors approved an extension of the Series E Preferred Offering from September 30, 2026 to September 30, 2027, unless further extended by our Board. We also reserve the right to terminate the Offering at any time.
The terms of the Series E Preferred Stock are set forth in the articles supplementary for the Series E Preferred Stock (the “Series E Articles Supplementary”) and are described in more detail below:

(1)
Rank: (a) senior to all classes of the Company’s common stock; (b) on parity with all other preferred equity securities issued by us from time to time, the terms of which provide that such securities rank on parity with the Series E Preferred Stock; and (c) junior to the preferred equity securities issued by us from time to time, the terms of which expressly provide that it will rank senior to the Series E Preferred Stock (the “Senior Stock”), including the Series B Convertible Preferred Stock, and subject to payment of or provision for our corporate debts and other liabilities.

(2)
Dividends: Dividends payable on each share of Series E Preferred Stock will initially be equal to a rate of 8.0% per annum. Dividends payable on the Series E Preferred Stock will accrue and be paid on the basis of a
360-day
year consisting of twelve
30-day
months and will accrue whether or not (i) we have earnings, (ii) there are funds legally available for the payment of such dividends, and (iii) such dividends are authorized by our board or declared.

(3)
Liquidation: Upon any voluntary or involuntary liquidation, dissolution or winding up, the holders of shares of Series E Preferred Stock then outstanding will be entitled to be paid out of our assets legally available for distribution to its stockholders, after payment or provision for our corporate debts, liquidating distributions to the holders of all of our Senior Stock and other liabilities, a liquidation preference equal to $10.00 per share, subject to appropriate adjustment as set forth in the Series E Articles Supplementary (the “Liquidation Preference”), plus an amount equal to accrued but unpaid cash dividends thereon, if any, to but not including the date of payment, pari passu with the holders of shares of any other class or series of our capital stock ranking on parity with the Series E Preferred Stock as to the Liquidation Preference and/or accrued but unpaid dividends they are entitled to receive.

(4)
Optional Redemption by Holder: Following the first anniversary of the original issue date of the shares of Series E Preferred Stock to be redeemed, holders will have the right to require us to redeem shares of Series E Preferred Stock at a redemption price equal to the Liquidation Preference less a redemption fee, plus an amount equal to any accrued but unpaid cash dividends thereon. The amount of the redemption fee will depend on how long the holder has held the shares to be redeemed and range from 10.0% to 0.0% of the Liquidation Preference. Aggregate optional redemptions by holders of the Series E Preferred Stock will be subject to a redemption limit such that no more than 5% of the weighted average number of outstanding Series E Preferred Stock during the prior calendar year will be redeemed per fiscal year.

(5)
We will redeem shares of Series E Preferred Stock held by a natural person upon his or her death or qualifying disability, including shares held through a revocable grantor trust, or an individual retirement account or other retirement or profit-sharing plan, upon notice from (i) in the case of the death of a holder, the holder’s estate, the recipient of such shares through bequest or inheritance, or, with respect to shares held through a revocable grantor trust, the trustee of such trust, or (ii) in the case of the disability of a holder, the holder or the holder’s legal representative. Such notice must be received within one year after the death or qualifying disability of the holder, but no sooner than the day following the first anniversary of the original issue date of the Series E Preferred Stock to be redeemed. If the holder is not a natural person, such as a trust (other than a revocable grantor trust) or other legal entity, the right of redemption upon the death or qualifying disability of a beneficiary of such trust or the holder of an ownership interest in such other entity will be subject to the approval of the board of directors, in its sole discretion. We will redeem such shares at a redemption price equal to 100% of the Liquidation Preference, in each case, plus an amount equal to any accrued but unpaid cash dividends thereon. Our ability to redeem shares of Series E Preferred Stock in cash may be limited to the extent that it does not have sufficient funds available to fund such cash redemption.

(6)
Optional Redemption by the Company: Upon the earlier of (i) our common stock being listed or admitted to trading on the New York Stock Exchange or another national securities exchange or automated quotation system, or (ii) the third anniversary of the commencement date of the Series E Preferred Offering, we will have the right to redeem all or some portion of the outstanding shares of Series E Preferred Stock at a redemption price equal to 100% of the Liquidation Preference, plus an amount equal to any accrued but unpaid cash dividends thereon. Additionally, upon the occurrence of a change of control, we will have the right to redeem all or some portion of the outstanding shares of Series E Preferred Stock, on a date that we specify prior to the closing of such change of control, in cash at a redemption price equal to 100% of the Liquidation Preference, plus an amount equal to any accrued but unpaid cash dividends thereon.

(7)	Voting Rights: The holders of Series E Preferred Stock are not entitled to vote on any matter submitted to a vote of our stockholders.
As of June 30, 2026, there were approximately 0.1 million Series E Preferred Stock outstanding with an aggregate liquidation preference of approximately $1.0 million, which consists of approximately $1.0 million from the Series E Preferred Offering and approximately $6,000 of accumulated and unpaid distributions.
Amendment to Our Operating Partnership Agreement for Series E Preferred Units
On September 30, 2025, concurrent with our commencement of the Series E Preferred Offering, we and the Operating Partnership entered into Amendment No. 6 to the Operating Partnership Agreement, to create Series E Preferred Units having economic terms and designations, powers, preferences, rights and restrictions that are substantially similar to the Series B Preferred Stock and are summarized below:
Ranking
: The Series E Preferred Units will, with respect to distribution rights and rights upon liquidation, dissolution, or winding up of our Operating Partnership, rank: (a) senior to the Common Units, and to all equity securities issued by our Operating Partnership the terms of which provide that such equity securities shall rank junior to such Series E Preferred Units; (b) on a parity with all equity securities issued by the operating partnership other than those referred to in clauses (a) and (c); and (c) junior to all equity securities issued by the operating partnership the terms of which provide that such equity securities shall rank senior to the Series E Preferred Units, including the Series B Convertible Preferred Units and the Series D Preferred Units. The term “equity securities” shall not include convertible debt securities.
Distribution Rights
: Subject to the preferential rights of the holders of Senior Units, the holders of Series E Preferred Units are entitled to receive, when, as and if authorized by us or our Operating Partnership and declared by us out of legally available funds, cumulative cash distributions on each unit of Series E Preferred Units at an annual rate of 8.0% per annum (each, a “Series E Cash Distribution”). We expect Series E Cash Distributions will be authorized and declared on a monthly basis, payable monthly on the 12th day of each month (or if such payment date is not a business day, on the immediately succeeding business day, with the same force and effect as if made on such date) to holders of record on the 25th day of the prior month (or if such record date is not a business day, on the immediately preceding business day, with the same force and effect as if made on such date), unless our results of operations, our general financing conditions, general economic conditions, applicable provisions of Maryland law or other factors make it imprudent to do so or we are contractually unable to or our governing documents prevent us from doing so. All distributions payable on the Series E Preferred Units will accrue and be paid on the basis of a
360-day
year consisting of twelve
30-day
months.
Liquidation Rights
: Upon any voluntary or involuntary liquidation, dissolution or winding up of our Operating Partnership, before any distribution or payment to holders of common units or any Junior Units and after any distribution to Senior Units, the holders of Series E Preferred Units will be entitled to receive a payment equal to $10.00, subject to appropriate adjustment in relation to any recapitalizations, unit distribution, unit splits, unit combinations, reclassifications or other similar events which affect the Series E Preferred Units, plus an amount equal to accrued but unpaid cash distributions thereon, if any, to but not including the date of payment, pari passu with the holders of units of any other class or series of Parity Units.
Redemptions; Repurchases
: In connection with any redemption of shares of Series E Preferred Stock, our Operating Partnership shall redeem, on the date of such redemption, an equal number Series E Preferred Units in exchange for an amount of cash equal to the amount of cash, if any, paid to redeem the shares of Series E Preferred Stock.

Note 7. Preferred Equity
Issuance of Preferred Units of Our Operating Partnership
On January 30, 2023, we, the Operating Partnership, and an affiliate of our Sponsor (the “Preferred Investor”) entered into a Series A Cumulative Redeemable Preferred Unit Purchase Agreement (the “Series A Preferred Unit Purchase Agreement”) pursuant to which the Operating Partnership issued and sold to the Preferred Investor, and the Preferred Investor purchased 600,000 Series A Cumulative Redeemable Preferred Units of Limited Partnership Interest (the “Series A Preferred Units”) at a liquidation preference of $25.00 per unit (the “Series A Liquidation Amount”) in consideration for the Preferred Investor making a capital contribution to the Operating Partnership in an amount of $15 million (the “Series A Preferred Investment”). The proceeds of the Preferred Investment were used to partially fund the acquisition of the North York Property. In connection with the Preferred Investment, we paid the Preferred Investor an investment fee equal to $150,000.
Amendment to our Operating Partnership Agreement
On January 30, 2023, in connection with the Preferred Investment, we and the Operating Partnership entered into Amendment No. 1 to the Second Amended and Restated Limited Partnership Agreement of the Operating Partnership (the “Amendment”) with the Preferred Investor, to establish a series of preferred units of limited partnership interest of the Operating Partnership were be designated the “Series A Cumulative Redeemable Preferred Units.” The Amendment sets forth the key terms of the Preferred Units which are summarized below.
Distribution Rate
The Series A Cumulative Redeemable Preferred Units received current distributions (the “Current Distributions”) at a rate of 7.0% per annum on the Liquidation Amount until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable monthly and calculated on an actual/360 basis.
On May 2, 2023, the Preferred Investor waived the two year lock out clause on redemptions and the Operating Partnership redeemed all $15 million in Series A Cumulative Redeemable Preferred Units and unpaid preferred distributions.
Issuance of Series B Preferred Stock of Our Company
On May 1, 2023, we issued $150 million Preferred Shares of our Series B Convertible Preferred Stock pursuant to the “Series B Purchase Agreement”) with Extra Space Storage LP (the “Investor”), a subsidiary of Extra Space Storage Inc. (NYSE: EXR). We paid the Investor an investment fee equal to 0.50% of the aggregate Purchase Price (as defined below) at the closing.
The Series B Purchase Agreement provides that the purchase price for the Preferred Shares shall be equal to $1,000 per share (the “Purchase Price”). The terms of the Series B Convertible Preferred Stock, including the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, and terms and conditions of redemption, are set forth in the articles supplementary for the Series B Convertible Preferred Stock (the “Series B Articles Supplementary”), which are described in more detail below.
In connection with the issuance of the Series B Convertible Preferred Stock, and in certain other limited circumstances, we permitted the Investor, or any entity that beneficially owns or constructively owns shares of our stock as a result of the Investor’s ownership of Series B Convertible Preferred Stock, to beneficially own and constructively own the Series B Convertible Preferred Stock issued to the Investor pursuant to the Series B Purchase Agreement and any Class A Common Stock issued upon conversion of the Series B Convertible Preferred Stock.
We primarily used the net proceeds from the issuance of the Preferred Shares to repay the SmartStop Delayed Draw Mezzanine Loan, to redeem the Series A Preferred Units of our Operating Partnership, and to finance the acquisitions of the Vancouver Property and Ontario Portfolio.
Articles Supplementary
On May 1, 2023, in connection with the issuance of the Series B Convertible Preferred Stock, we filed the Series B Articles Supplementary with the State Department of Assessments and Taxation of Maryland, to classify and designate 150,000 authorized but unissued shares of preferred stock as the “Series B Convertible Preferred Stock.” The Series B Articles Supplementary sets forth the key terms of the Series B Convertible Preferred Stock which are summarized below.
As set forth in the Series B Articles Supplementary, the Series B Convertible Preferred Stock ranks senior to all other classes of our capital stock, including the Class A common stock (“Class A Common Stock”), Class P common stock, Class T common stock, Class W common stock, Class Y common stock and Class Z common stock (collectively, the “Common Stock”), with respect to rights to receive dividends and to participate in distributions or payments upon any voluntary or involuntary liquidation, dissolution or winding up. Dividends payable on each share of Series B Convertible Preferred Stock will initially be equal to a rate of 8.35% per annum. If the Series B Convertible Preferred Stock has not been redeemed on or prior to the fifth anniversary of the issuance of the Preferred Shares pursuant to the Series B Purchase Agreement, the dividend rate will increase an additional 0.75% per annum each year thereafter to a maximum of 11.0% per annum until the tenth anniversary of the issuance of the Preferred Shares pursuant to the Series B Purchase Agreement, at which time the dividend rate shall increase 0.75% per annum each year thereafter until the Series B Convertible Preferred Stock is redeemed or repurchased in full.
Upon any voluntary or involuntary liquidation, dissolution or winding up, the holders of Series B Convertible Preferred Stock will be entitled to receive a payment equal to the greater of (i) the aggregate Purchase Price of all outstanding Preferred Shares (the “Series B Preferred Stock Liquidation Amount”), plus an amount equal to any accrued and unpaid dividends and other distributions (whether or not accumulated or authorized and declared) to the date of payment and (ii) the amount that that would have been payable had the Preferred Shares been converted into Common Stock pursuant to the terms of the Series B Articles Supplementary immediately prior to such liquidation.
Subject to certain additional redemption rights, as described herein, we have the right to redeem the Series B Convertible Preferred Stock for cash at any time following the third anniversary of the issuance of the Preferred Shares pursuant to the Series B Purchase Agreement. The amount of such redemption will be equal to the aggregate Purchase Price of all outstanding Preferred Shares, plus applicable redemption premium as set forth in the Series B Articles Supplementary (together, the “Redemption Price”) and an amount equal to any accrued and unpaid dividends and distributions on the Series B Convertible Preferred Stock (whether or not accumulated or authorized and declared) up to the redemption date. Upon the listing of Common Stock on a national securities exchange (the “Listing”), we have the right to redeem any or all outstanding Series B Convertible Preferred Stock at an amount equal to the greater of (i) the amount that the holders of such Preferred Shares would have received had such Preferred Shares been converted into Common Stock pursuant to the terms of the Series B Articles Supplementary immediately prior to the initial Listing, and then all of such Preferred Shares had been sold in the initial Listing, up to the Conversion Value Limitation (as described herein), or (ii) the Redemption Price, in each case, plus an amount equal to any accrued and unpaid dividends and distributions on the Series B Convertible Preferred Stock (whether or not accumulated or authorized and declared) up to the date of initial Listing. The Conversion Value Limitation is an amount per share determined using an as-converted
value limitation equal to a premium of $40 million if any or all 150,000 shares of Series B Convertible Preferred Stock are issued and outstanding. Upon a change of control event, we have the right to redeem any or all outstanding Series B Convertible Preferred Stock at an amount equal to the greater of (i) the amount that the holders of such Preferred Shares would have received had the Preferred Shares been converted into Common Stock pursuant to the terms of the Series B Articles Supplementary immediately prior to such change of control, up to the Conversion Value Limitation or (ii) the Redemption Price, in each case, plus an amount equal to any accrued and unpaid dividends and distributions up to the redemption date. In addition, subject to certain cure provisions, if we fail to maintain our status as a real estate investment trust, the holders of Series B Convertible Preferred Stock have the right to require us to repurchase the Series B Convertible Preferred Stock at an amount equal to the Redemption Price plus an amount equal to any accrued and unpaid dividends and distributions on the Series B Convertible Preferred Stock (whether or not accumulated or authorized and declared) up to the redemption date.
At any time after the earlier to occur of (i) the third anniversary of the issuance of the Preferred Shares is issued pursuant to the Series B Purchase Agreement or (ii) 180 days after an initial Listing, the holders of Series B Convertible Preferred Stock have the right to convert any or all of the Series B Convertible Preferred Stock held by such holders into Class A Common Stock at a rate per share equal to the quotient obtained by dividing the Series B Convertible Preferred Stock Liquidation Amount, plus an amount equal to any accrued and unpaid dividends or other distributions (whether or not accumulated or authorized and declared), by the conversion price. The conversion price is initially $11.00, and may be adjusted in connection with stock splits, stock dividends and other similar transactions. In no event will the value of the Class A Common Stock issued by us upon conversion of the Series B Convertible Preferred Stock into Class A Common Stock exceed the Conversion Value Limitation.
The holders of Series B Convertible Preferred Stock are not entitled to vote on any matter submitted to a vote of our stockholders, except that in the event that the dividend for the Series B Convertible Preferred Stock has not been paid for at least four quarterly dividend periods (whether or not consecutive), the holders of Series B Convertible Preferred Stock have the right to vote together with the holders of Common Stock as a single class on any matter submitted to a vote of our stockholders. The number of votes applicable to a share of Series B Convertible Preferred Stock will be equal to the number of shares of Class A Common Stock into which a share of Series B Convertible Preferred Stock could have been converted as of the record date set for purposes of such stockholder vote. This foregoing limited voting right shall cease when all past dividend periods have been paid in full. In addition, the affirmative vote of the holders of a majority of the outstanding shares of Series B Convertible Preferred Stock is required in certain customary circumstances, as well as other circumstances, such as (i) our real estate portfolio exceeding a leverage ratio of 60%
loan-to-value,
(ii) entering into certain transactions with our Chief Executive Officer as of the date of the Purchase Agreement, or any entities in which such person has a controlling interest (excluding certain self-storage real estate programs sponsored by our sponsor or us), (iii) effecting a merger (or similar) transaction with an entity whose assets are not at least 80% self storage related, (iv) entering into any line of business other than self storage and ancillary businesses, unless such ancillary business represents revenues of less than 10% of the our revenues for our last fiscal year and (v) permitting any individual other than H. Michael Schwartz to (A) serve as our Chairman or any similar role or (B) otherwise perform any of the duties typically performed by Mr. Schwartz in his capacity as Chairman as of the date of the Series B Purchase Agreement.
Investor’s Right Agreement
On May 1, 2023, concurrent with our entry into the Series B Preferred Stock Purchase Agreement, we and the Investor entered into an investors’ rights agreement (the “Investors’ Rights Agreement”). Pursuant to the Investors’ Rights Agreement, the Investor has the right to request us to register for resale under the Securities Act of 1933, as amended, shares of the Class A Common Stock issued to the Investor upon conversion of the Preferred Shares acquired pursuant to the Series B Preferred Stock Purchase Agreement, subject to certain limitations. After the first anniversary of the issuance of the Preferred Shares, the Investor may request up to four demand registrations for an amount of shares equal to at least $15 million each. The Company is required to use our reasonable best efforts to (i) file a registration statement on Form
S-3
within 30 days of such request (or a registration statement on Form
S-11
or such other appropriate form within 60 days of such request) and (ii) cause such registration statement to become effective as promptly as practicable thereafter. The Investors’ Rights Agreement also grants the Investor certain “piggyback” registration rights.
Amendment to our Operating Partnership Agreement for Series B Convertible Preferred Units
On May 1, 2023, concurrent with our entry into the Series B Purchase Agreement, we and the Operating Partnership entered into Amendment No. 2 to the Operating Partnership Agreement, to create Series B Convertible Preferred Units having economic terms and designations, powers, preferences, rights and restrictions that are substantially similar to the Series B Preferred Stock and are summarized below:
Distribution Rate
: Outstanding Series B Convertible Preferred Units will receive current distributions at a rate of 8.35% per annum on the liquidation amount of such Series B Convertible Preferred Units, payable monthly and calculated on an actual/360 basis. If any Series B Convertible Preferred Units have not been redeemed on or prior to the fifth anniversary of the issuance of such Series B Convertible Preferred Units, the distribution rate will increase an additional 0.75% per annum each year thereafter to a maximum of 11.0% per annum until the tenth anniversary of the issuance of such Series B Convertible Preferred Units, at which time the distribution rate shall increase 0.75% per annum each year thereafter until the Series B Convertible Preferred Units are redeemed or repurchased in full.
Liquidation Rights
: Upon any voluntary or involuntary liquidation, dissolution or winding up of the Operating Partnership, the holders of Series B Convertible Preferred Units will be entitled to receive a payment equal to the greater of (i) the liquidation amount of such Series B Convertible Preferred Units, plus an amount equal to any accrued and unpaid distributions (whether or not accumulated or authorized and declared) to the date of payment and (ii) the amount that that would have been payable had such Series B Convertible Preferred Units been converted into common units of our Operating Partnership immediately prior to such liquidation.
Redemptions; Repurchases
: In connection with any redemption of shares of Series B Convertible Preferred Stock, our Operating Partnership shall redeem, on the date of such redemption, an equal number Series B Convertible Preferred Units in exchange for an amount of cash equal to the amount of cash, if any, paid to redeem the shares of Series B Convertible Preferred Stock.
Conversion Rights
: In the event that any share of Series B Convertible Preferred Stock is converted into shares of any class of our common stock, our Operating Partnership shall convert, on the date of such conversion, an equal number of Series B Convertible Preferred Units into common units of our Operating Partnership at the same conversion rate at which such shares of Series B Convertible Preferred Stock are convertible into such class of common stock.
As of December 31, 2025 and 2024, there were 150,000 Preferred Shares outstanding with an aggregate liquidation preference of approximately $153.1 million, which consists of $150 million from the initial closing and approximately $3.1 million of accumulated and unpaid distributions.
Issuance of Series D Cumulative Redeemable Preferred Partnership Units
On September 4, 2025, the Preferred Investor, an affiliate of SmartStop, agreed to purchase up to 1,400,000 Series D Preferred Units in consideration for up to $35 million at a price of $25 per unit pursuant to the Series D Preferred Unit Purchase Agreement. As of December 31, 2025, our Operating Partnership has issued all 1.4 million Series D Preferred Units to the Preferred Investor in exchange for $35.0 million pursuant to the Series D Preferred Unit Purchase Agreement. In connection with the Series D Preferred Units, we paid the Preferred Investor an investment fee equal to $350,000.
The terms of the Series D Preferred Units include certain rights, preferences, powers, privileges and restrictions, qualifications and limitations as are set forth in Amendment No. 5 to the Second Amended and Restated Limited Partnership Agreement of our Operating Partnership (“Amendment No. 5 to the LPA”), including the following characteristics:

•
Rank: (a) senior to all common units, and to all equity securities issued by our Operating Partnership the terms of which provide that such equity securities shall rank junior to such Series D Preferred Units; (b) on a parity with all equity securities issued by our Operating Partnership other than those referred to in clauses (a) and (c); and (c) junior to all equity securities issued by our Operating Partnership the terms of which provide that such equity securities shall rank senior to the Series D Preferred Units, including the Series B Convertible Preferred Units. The term “equity securities” shall not include convertible debt securities.

•
Distribution Rate: Series D Preferred Units receive current distributions at a rate of 6.0% per annum on the liquidation amount until the second anniversary of the date of issuance, 7.0% per annum commencing thereafter until the third anniversary of the date of issuance, 8.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 9.0% per annum thereafter, payable monthly and calculated on an actual/360 basis.

•
Liquidation Rights: Upon any voluntary or involuntary liquidation, dissolution or winding up of our Operating Partnership, the holders of Series D Preferred Units are entitled to receive a payment equal to $25.00 (the “Liquidation Amount”), plus an amount equal to any accrued and unpaid distributions (whether or not accumulated or authorized and declared) to the date of payment, subject to appropriate adjustment as set forth in Amendment No. 5 to the LPA.

•
Redemption Rights: Our Operating Partnership has the right to redeem the Series D Preferred Units in whole or in part at any time or from time to time following the second anniversary of the initial issuance of the Series D Preferred Units at a redemption price equal to the Liquidation Amount, plus an amount equal to accrued but unpaid cash distributions thereon to the date of redemption. In addition, following an Optional Repurchase Event (as defined in Amendment No. 5 to the LPA) and for a period of 90 days thereafter, holders of Series D Preferred Units may request a repurchase of Series D Preferred Units at a repurchase price equal to the Liquidation Amount, plus an amount equal to accrued but unpaid cash distributions thereon, to the date of repurchase.

As of December 31, 2025, there were 1.4 million Series D Preferred Units outstanding with an aggregate liquidation preference of approximately $35.2 million, which consists of $35 million from the initial closing and approximately $0.2 million of accumulated and unpaid distributions.
Series E Preferred Offering
On September 30, 2025, we commenced the Series E Preferred Offering of up to $75.0 million (expandable up to $100.0 million in the sole discretion of our board) in shares of our Series E Preferred Stock, $0.001 par value per share, at an offering price of $10.00 per share, pursuant to the Confidential Private Placement Memorandum dated September 30, 2025 (the “Memorandum”). The Series E Preferred Offering will terminate on September 30, 2026, unless extended by our board, in its sole discretion.
The terms of the Series E Preferred Stock are set forth in the articles supplementary for the Series E Preferred Stock (the “Series E Articles Supplementary”) and are described in more detail below:

•
Rank: (a) senior to all classes of the Company’s common stock; (b) on parity with all other preferred equity securities issued by us from time to time, the terms of which provide that such securities rank on parity with the Series E Preferred Stock; and (c) junior to the preferred equity securities issued by us from time to time, the terms of which expressly provide that it will rank senior to the Series E Preferred Stock (the “Senior Stock”), including the Series B Convertible Preferred Stock, and subject to payment of or provision for our corporate debts and other liabilities.

•
Dividends: Dividends payable on each share of Series E Preferred Stock will initially be equal to a rate of 8.0% per annum. Dividends payable on the Series E Preferred Stock will accrue and be paid on the basis of a
360-day
year consisting of twelve
30-day
months and will accrue whether or not (i) we have earnings, (ii) there are funds legally available for the payment of such dividends, and (iii) such dividends are authorized by our board or declared.

•
Liquidation: Upon any voluntary or involuntary liquidation, dissolution or winding up, the holders of shares of Series E Preferred Stock then outstanding will be entitled to be paid out of our assets legally available for distribution to its stockholders, after payment or provision for our corporate debts, liquidating distributions to the holders of all of our Senior Stock and other liabilities, a liquidation preference equal to $10.00 per share, subject to appropriate adjustment as set forth in the Series E Articles Supplementary (the “Liquidation Preference”), plus an amount equal to accrued but unpaid cash dividends thereon, if any, to but not including the date of payment, pari passu with the holders of shares of any other class or series of our capital stock ranking on parity with the Series E Preferred Stock as to the Liquidation Preference and/or accrued but unpaid dividends they are entitled to receive.

•
Optional Redemption by Holder: Following the first anniversary of the original issue date of the shares of Series E Preferred Stock to be redeemed, holders will have the right to require us to redeem shares of Series E Preferred Stock at a redemption price equal to the Liquidation Preference less a redemption fee, plus an amount equal to any accrued but unpaid cash dividends thereon. The amount of the redemption fee will depend on how long the holder has held the shares to be redeemed and range from 10.0% to 0.0% of the Liquidation Preference. Aggregate optional redemptions by holders of the Series E Preferred Stock will be subject to a redemption limit such that no more than 5% of the weighted average number of outstanding Series E Preferred Stock during the prior calendar year will be redeemed per fiscal year.

•
We will redeem shares of Series E Preferred Stock held by a natural person upon his or her death or qualifying disability, including shares held through a revocable grantor trust, or an individual retirement account or other retirement or profit-sharing plan, upon notice from (i) in the case of the death of a holder, the holder’s estate, the recipient of such shares through bequest or inheritance, or, with respect to shares held through a revocable grantor trust, the trustee of such trust, or (ii) in the case of the disability of a holder, the holder or the holder’s legal representative. Such notice must be received within one year after the death or qualifying disability of the holder, but no sooner than the day following the first anniversary of the original issue date of the Series E Preferred Stock to be redeemed. If the holder is not a natural person, such as a trust (other than a revocable grantor trust) or other legal entity, the right of redemption upon the death or qualifying disability of a beneficiary of such trust or the holder of an ownership interest in such other entity will be subject to the approval of the board of directors, in its sole discretion. We will redeem such shares at a redemption price equal to 100% of the Liquidation Preference, in each case, plus an amount equal to any accrued but unpaid cash dividends thereon. Our ability to redeem shares of Series E Preferred Stock in cash may be limited to the extent that it does not have sufficient funds available to fund such cash redemption.

•
Optional Redemption by the Company: Upon the earlier of (i) our common stock being listed or admitted to trading on the New York Stock Exchange or another national securities exchange or automated quotation system, or (ii) the third anniversary of the commencement date of the Series E Preferred Offering, we will have the right to redeem all or some portion of the outstanding shares of Series E Preferred Stock at a redemption price equal to 100% of the Liquidation Preference, plus an amount equal to any accrued but unpaid cash dividends thereon. Additionally, upon the occurrence of a change of control, we will have the right to redeem all or some portion of the outstanding shares of Series E Preferred Stock, on a date that we specify prior to the closing of such change of control, in cash at a redemption price equal to 100% of the Liquidation Preference, plus an amount equal to any accrued but unpaid cash dividends thereon.

•	Voting Rights: The holders of Series E Preferred Stock are not entitled to vote on any matter submitted to a vote of our stockholders.
As of December 31, 2025, there were no Series E Preferred Stock outstanding.

Amendment to our Operating Partnership Agreement for Series E Preferred Units
On September 30, 2025, concurrent with our commencement of the Series E Preferred Offering, we and the Operating Partnership entered into Amendment No. 6 to the Operating Partnership Agreement, to create Series E Preferred Units having economic terms and designations, powers, preferences, rights and restrictions that are substantially similar to the Series B Preferred Stock and are summarized below:
Ranking
: The Series E Preferred Units will, with respect to distribution rights and rights upon liquidation, dissolution, or winding up of our Operating Partnership, rank: (a) senior to the Common Units, and to all equity securities issued by our Operating Partnership the terms of which provide that such equity securities shall rank junior to such Series E Preferred Units; (b) on a parity with all equity securities issued by the operating partnership other than those referred to in clauses (a) and (c); and (c) junior to all equity securities issued by the operating partnership the terms of which provide that such equity securities shall rank senior to the Series E Preferred Units, including the Series B Convertible Preferred Units and the Series D Preferred Units. The term “equity securities” shall not include convertible debt securities.
Distribution Rights
: Subject to the preferential rights of the holders of Senior Units, the holders of Series E Preferred Units are entitled to receive, when, as and if authorized by us or our Operating Partnership and declared by us out of legally available funds, cumulative cash distributions on each unit of Series E Preferred Units at an annual rate of 8.0% per annum (each, a “Series E Cash Distribution”). We expect Series E Cash Distributions will be authorized and declared on a monthly basis, payable monthly on the 12th day of each month (or if such payment date is not a business day, on the immediately succeeding business day, with the same force and effect as if made on such date) to holders of record on the 25th day of the prior month (or if such record date is not a business day, on the immediately preceding business day, with the same force and effect as if made on such date), unless our results of operations, our general financing conditions, general economic conditions, applicable provisions of Maryland law or other factors make it imprudent to do so or we are contractually unable to or our governing documents prevent us from doing so. All distributions payable on the Series E Preferred Units will accrue and be paid on the basis of a
360-day
year consisting of twelve
30-day
months.
Liquidation Rights
: Upon any voluntary or involuntary liquidation, dissolution or winding up of our Operating Partnership, before any distribution or payment to holders of common units or any Junior Units and after any distribution to Senior Units, the holders of Series E Preferred Units will be entitled to receive a payment equal to $10.00, subject to appropriate adjustment in relation to any recapitalizations, unit distribution, unit splits, unit combinations, reclassifications or other similar events which affect the Series E Preferred Units, plus an amount equal to accrued but unpaid cash distributions thereon, if any, to but not including the date of payment, pari passu with the holders of units of any other class or series of Parity Units.
Redemptions; Repurchases
: In connection with any redemption of shares of Series E Preferred Stock, our Operating Partnership shall redeem, on the date of such redemption, an equal number Series E Preferred Units in exchange for an amount of cash equal to the amount of cash, if any, paid to redeem the shares of Series E Preferred Stock.